Share Based Compensation (Summary Of Share Based Compensation Expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Share-based compensation expense	$ 47.7	$ 57.2	$ 41.0
SB/RH Holdings, LLC [Member]
Share-based compensation expense	$ 44.9	$ 52.1	$ 35.2